Commitments (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014 Officer	Mar. 31, 2013	Jun. 30, 2013 Office EmploymentAgreements	Jun. 30, 2012
Commitments And Contingencies (Texual)
Number of offices	2		2
Rent expense	$ 101,052	$ 116,415	$ 157,522	$ 110,278
Number of agreements			3
Number of agreements terminated			2
Aggregate monthly rent	$ 11,228		$ 11,189
Employment Agreement One [Member]
Commitments And Contingencies (Texual)
Agreement termination date			May 29, 2015
Employment Agreement Two [Member]
Commitments And Contingencies (Texual)
Agreement termination date			May 29, 2015
Office One [Member]
Commitments And Contingencies (Texual)
Lease expiration date	Aug. 31, 2014		Aug. 31, 2014
Office Two [Member]
Commitments And Contingencies (Texual)
Lease expiration date	Jul. 31, 2015		Jul. 31, 2015